Schedule of Investments - March 31, 2024
HW Opportunities MP Fund (Unaudited)

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COMMON STOCKS - 94.56%	Held			Value
COMMUNICATION SERVICES - 13.69%
Interactive Media & Services - 3.19%
Alphabet, Inc. (a)		13,480		$2,034,536

Media - 10.50%
Comcast Corp.		16,300		706,605
National CineMedia, Inc. (a)		177,800		915,670
Stagwell, Inc. (a)		675,480		4,201,486
WPP PLC - ADR		18,500		876,900
				6,700,661
TOTAL COMMUNICATION SERVICES				8,735,197

CONSUMER DISCRETIONARY - 5.63%
Automobiles - 0.96%
General Motors Company		13,510		612,679

Broadline Retail - 0.50%
Articore Group Ltd. (a) (v)		884,900		318,758

Hotels, Restaurants & Leisure - 4.17%
Entain PLC (v)		56,700		568,983
Lottomatica Group SpA (a)		57,000		683,205
Marriott Vacations Worldwide Corp.		13,100		1,411,263
				2,663,451
TOTAL CONSUMER DISCRETIONARY				3,594,888

CONSUMER STAPLES - 0.37%
Tobacco - 0.37%
Philip Morris International, Inc.		2,600		238,212
TOTAL CONSUMER STAPLES				238,212

ENERGY - 11.30%
Energy Equipment & Services - 3.74%
Baker Hughes Company		22,400		750,400
NOV, Inc.		83,700		1,633,824
				2,384,224
Oil, Gas & Consumable Fuels - 7.56%
APA Corp.		40,300		1,385,514
Berry Corp.		173,500		1,396,675
Kosmos Energy Ltd. (a)		342,900		2,043,684
				4,825,873
TOTAL ENERGY				7,210,097

FINANCIALS - 15.35%
Banks - 5.29%
Citigroup, Inc.		12,200		771,528
Citizens Financial Group, Inc.		13,830		501,891
Popular, Inc.		15,020		1,323,111
Wells Fargo & Company		13,480		781,301
				3,377,831
Capital Markets - 2.83%
The Bank of New York Mellon Corp.		7,400		426,388
Evercore, Inc.		3,900		751,101
The Goldman Sachs Group, Inc.		100		41,769
Morgan Stanley		6,200		583,792
				1,803,050
Consumer Finance - 2.45%
Discover Financial Services		1,200		157,308
SLM Corp.		64,608		1,407,808
				1,565,116
Financial Services - 1.69%
Fidelity National Information Services, Inc.		14,500		1,075,610

Insurance - 3.09%
Enstar Group Ltd. (a)		4,400		1,367,344
Global Indemnity Group LLC		19,754		603,090
				1,970,434
TOTAL FINANCIALS				9,792,041

HEALTH CARE - 3.44%
Health Care Equipment & Supplies - 2.53%
GE HealthCare Technologies, Inc.		7,600		690,916
Medtronic PLC		10,600		923,790
				1,614,706
Health Care Providers & Services - 0.91%
Elevance Health, Inc.		590		305,939
Humana, Inc.		800		277,376
				583,315
TOTAL HEALTH CARE				2,198,021

INDUSTRIALS - 33.22%
Aerospace & Defense - 4.72%
Babcock International Group PLC (v)		458,970		3,012,044

Air Freight & Logistics - 1.77%
International Distributions Services PLC (a) (v)		390,650		1,129,139

Construction & Engineering - 1.81%
Fluor Corp. (a)		27,400		1,158,472

Ground Transportation - 3.81%
U-Haul Holding Company		36,450		2,430,486

Industrial Conglomerates - 9.75%
Siemens AG (v)		18,600		3,551,475
Siemens AG - ADR		28,000		2,672,040
				6,223,515
Passenger Airlines - 3.61%
Qantas Airways Ltd. (a) (v)		648,470		2,302,153

Professional Services - 7.75%
Hudson Global, Inc. (a)		2,250		39,713
Korn Ferry		32,500		2,137,200
Randstad NV (v)		52,400		2,767,023
				4,943,936
TOTAL INDUSTRIALS				21,199,745

INFORMATION TECHNOLOGY - 4.54%
Communications Equipment - 0.89%
Telefonaktiebolaget LM Ericsson - ADR		102,900		566,979

Electronic Equipment, Instruments & Components - 2.99%
Arrow Electronics, Inc. (a)		14,750		1,909,535

Semiconductors & Semiconductor Equipment - 0.55%
Micron Technology, Inc.		3,000		353,670

Software - 0.11%
Microsoft Corp.		160		67,315
TOTAL INFORMATION TECHNOLOGY				2,897,499

MATERIALS - 7.02%
Chemicals - 7.02%
Ecovyst, Inc. (a)		214,400		2,390,560
Olin Corp.		35,500		2,087,400
TOTAL MATERIALS				4,477,960

Total common stocks (Cost $52,446,744)				60,343,660

PREFERRED STOCKS - 1.12%
FINANCIALS - 1.12%
Financial Services - 1.12%
Federal Home Loan Mortgage Corp. - Series Z (a)		188,800		713,664
TOTAL FINANCIALS				713,664

Total preferred stocks (Cost $443,396)				713,664

	Contracts
	(100 shares		Notional
PURCHASED PUT OPTIONS - 1.94%	per contract)		Amount
CONSUMER DISCRETIONARY - 1.06%
Automobiles - 1.06%
Tesla, Inc. (a)
Expiration: June 2024, Exercise Price: $333.33		28	$492,212	437,388
Expiration: June 2026, Exercise Price: $200.00		41	720,739	236,980
TOTAL CONSUMER DISCRETIONARY				674,368

FINANCIALS - 0.55%
Investment Companies - 0.55%
iShares China Large-Cap ETF (a)
Expiration: January 2025, Exercise Price: $29.85		380	914,660	227,050
iShares U.S. Real Estate ETF (a)
Expiration: January 2026, Exercise Price: $70.00		400	3,596,000	120,800
TOTAL FINANCIALS				347,850

INFORMATION TECHNOLOGY - 0.33%
Software - 0.33%
Alteryx, Inc. (a)
Expiration: April 2024, Exercise Price: $40.00		300	0	0
Expiration: April 2024, Exercise Price: $30.00		110	0	0
Asana, Inc. (a)
Expiration: January 2025, Exercise Price: $30.00		140	216,860	213,500
TOTAL INFORMATION TECHNOLOGY				213,500

Total purchased put options (Cost $1,573,768)				1,235,718
Total long-term investments (Cost $54,463,908)				62,293,042
	Principal
SHORT-TERM INVESTMENTS - 1.00%	Amount
Time Deposits - 1.00%
Citigroup, Inc., 2.85%, 04/02/2024*	EUR	64,450		69,532
Citigroup, Inc., 4.68%, 04/01/2024*		$569,829		569,829
Royal Bank of Canada, 4.15%, 04/02/2024*	GBP	51		64
Total short-term investments (Cost $638,907)				639,425

Total investments - 98.62% (Cost $55,102,815)				62,932,467

Other assets in excess of liabilities - 1.38%				881,909

Net assets - 100.00%				$63,814,376

(a)	- Non-income producing security.
(v)	- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $13,649,575, which represented 21.39% of net assets. See Security Valuation below.
ADR	- American Depositary Receipt
EUR	- Euro
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$46,694,085
Preferred Stocks	713,664
Purchased Put Options	674,368
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	887,741
Industrials	12,761,834
Purchased Put Options	561,350
Time Deposits	639,425
Level 3 --- Significant unobservable inputs	-

Total Investments	$62,932,467